UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

# John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 41.12%				$68,817,846
(Cost $67,138,829)

U.S. Government 15.53%				25,987,251
Treasury Inflation Protected Securities
Inflation Indexed Note (D)	1.625	01/15/15	$422,370	447,316
U.S. Treasury
Bond	4.375	05/15/40	5,935,000	6,859,554
Note	1.250	08/31/15	1,395,000	1,389,115
Note	1.750	04/15/13	1,925,000	1,980,941
Note	1.875	06/30/15	2,025,000	2,080,688
Note	2.125	05/31/15	1,800,000	1,871,856
Note	2.250	01/31/15	1,185,000	1,239,621
Note	2.375	02/28/15	930,000	978,248
Note	2.500	03/31/15	2,120,000	2,242,070
Note	2.500	04/30/15	2,000,000	2,115,156
Note	2.625	08/15/20	4,720,000	4,782,686

U.S. Government Agency 25.59%				42,830,595
Federal Farm Credit Bank	3.000	12/22/14	1,000,000	1,008,241
Federal Home Loan Bank	5.375	05/18/16	430,000	512,377
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	4.000	TBA	4,470,000	4,622,039
30 Yr Pass Thru Ctf	4.500	03/01/39	1,895,650	1,990,422
30 Yr Pass Thru Ctf	6.500	06/01/37	48,831	53,170
30 Yr Pass Thru Ctf	6.500	10/01/37	94,828	103,078
30 Yr Pass Thru Ctf	6.500	11/01/37	179,558	195,852
30 Yr Pass Thru Ctf	6.500	12/01/37	89,677	97,478
30 Yr Pass Thru Ctf	6.500	12/01/37	60,788	66,076
30 Yr Pass Thru Ctf	6.500	02/01/38	37,743	41,168
30 Yr Pass Thru Ctf	6.500	03/01/38	185,494	201,630
30 Yr Pass Thru Ctf	6.500	04/01/38	112,010	121,684
30 Yr Pass Thru Ctf	6.500	09/01/39	174,894	189,999
Note	1.625	06/28/13	830,000	837,863
Note	1.750	06/15/12	1,420,000	1,448,933
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	01/01/24	666,206	701,468
15 Yr Pass Thru Ctf	4.000	07/01/24	2,892,164	3,043,438
30 Yr Pass Thru Cft	4.000	TBA	1,650,000	1,708,958
30 Yr Pass Thru Cft	4.500	TBA	3,000,000	3,173,906
30 Yr Pass Thru Cft (P)	4.919	12/01/38	307,472	326,767
30 Yr Pass Thru Cft	5.000	TBA	7,820,000	8,305,082
30 Yr Pass Thru Cft	5.000	11/01/33	1,571,392	1,681,021
30 Yr Pass Thru Ctf (P)	5.413	11/01/38	1,487,882	1,581,132
30 Yr Pass Thru Ctf (P)	5.850	03/01/14	1,351	1,424
30 Yr Pass Thru Ctf (P)	5.850	06/01/14	7,663	8,079
Note	1.800	03/15/13	615,000	618,764
Note	2.050	01/28/13	2,520,000	2,532,023
Note	3.000	03/09/15	2,370,000	2,371,431
Government National Mortgage Association
15 Yr Pass Thru Ctf	7.500	04/15/13	7,733	7,818
30 Yr Pass Thru Ctf	4.500	02/15/39	2,169,081	2,307,094
30 Yr Pass Thru Ctf	4.500	03/15/39	976,110	1,038,217
30 Yr Pass Thru Ctf	4.500	03/15/39	1,343,616	1,429,107
30 Yr Pass Thru Ctf	4.500	04/15/39	474,655	504,856

1

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 37.37%				$62,543,258
(Cost $56,435,754)

Consumer Discretionary 2.60%				4,351,989

Auto Components 0.15%
Borgwarner, Inc.	5.750	11/01/16	$230,000	254,666

Auto Manufacturers 0.23%
Volvo Treasury AB (S)	5.950	04/01/15	350,000	378,949

Hotels, Restaurants & Leisure 0.25%
International Game Technology	5.500	06/15/20	135,000	143,707
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	277,666

Household Durables 0.32%
Newell Rubbermaid, Inc.	4.700	08/15/20	255,000	267,426
Whirlpool Corp.	8.600	05/01/14	225,000	269,784

Internet & Catalog Retail 0.15%
Expedia, Inc. (S)	5.950	08/15/20	240,000	245,100

Media 1.50%
DirecTV Holdings LLC	6.350	03/15/40	165,000	182,130
DirecTV Holdings LLC	7.625	05/15/16	555,000	611,887
Grupo Televisa SA	6.625	01/15/40	205,000	232,760
News America Holdings, Inc.	9.500	07/15/24	600,000	830,130
Time Warner Cable, Inc.	6.750	07/01/18	330,000	394,027
Viacom, Inc.	7.875	07/30/30	215,000	263,757

Consumer Staples 2.32%				3,874,786

Beverages 0.34%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	235,000	251,806
PepsiCo, Inc.	7.900	11/01/18	230,000	307,828

Food & Staples Retailing 0.25%
CVS Caremark Corp. (6.302% to 06/01/2012, then 3 month
LIBOR + 2.065%)	6.302	06/01/37	460,000	422,050

Food Products 0.64%
Bunge Ltd. Finance Corp.	5.350	04/15/14	310,000	328,934
Bunge Ltd. Finance Corp.	8.500	06/15/19	205,000	248,040
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	330,000	344,679
Ralcorp Holdings Corp.	4.950	08/15/20	135,000	142,369

Tobacco 1.09%
Altria Group, Inc.	8.500	11/10/13	475,000	565,585
Lorillard Tobacco Company	6.875	05/01/20	370,000	390,924
Philip Morris International, Inc.	5.650	05/16/18	440,000	512,519
Reynolds American, Inc.	7.250	06/01/13	320,000	360,052

Energy 3.06%				5,113,368

Oil, Gas & Consumable Fuels 3.06%
Anadarko Petroleum Corp.	6.375	09/15/17	330,000	327,525
Energy Transfer Partners LP	8.500	04/15/14	230,000	271,633
Energy Transfer Partners LP	9.700	03/15/19	215,000	277,943
Enterprise Products Operating LLC	6.500	01/31/19	475,000	552,796
Enterprise Products Operating LLC	6.650	04/15/18	565,000	665,085
Enterprise Products Operating LLC, Series G	5.600	10/15/14	385,000	430,122
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	141,069

2

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)
Motiva Enterprises LLC (S)	6.850	01/15/40	$165,000	$205,164
NuStar Logistics LP	4.800	09/01/20	150,000	152,373
NuStar Logistics LP	7.650	04/15/18	220,000	264,809
ONEOK Partners LP	6.150	10/01/16	425,000	490,288
Spectra Energy Capital LLC	6.200	04/15/18	185,000	216,100
Williams Partners LP	7.250	02/01/17	600,000	709,138
Woodside Finance, Ltd. (S)	4.500	11/10/14	385,000	409,323

Financials 19.26%				32,241,058

Capital Markets 2.40%
Credit Suisse New York	4.375	08/05/20	390,000	392,218
Credit Suisse New York	5.300	08/13/19	260,000	285,887
Jefferies Group, Inc.	6.450	06/08/27	220,000	221,769
Jefferies Group, Inc.	6.875	04/15/21	530,000	563,303
Macquarie Group, Ltd. (S)	6.000	01/14/20	225,000	236,423
Macquarie Group, Ltd. (S)	7.300	08/01/14	170,000	192,642
Morgan Stanley	7.300	05/13/19	315,000	358,264
Northern Trust Corp.	6.500	08/15/18	185,000	227,547
State Street Capital Trust IV (P)	1.537	06/15/37	545,000	402,907
The Goldman Sachs Group, Inc.	6.150	04/01/18	520,000	568,121
The Goldman Sachs Group, Inc.	6.750	10/01/37	555,000	568,235

Commercial Banks 2.53%
Allfirst Preferred Capital Trust (P)	2.026	07/15/29	205,000	153,009
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (S)	12.500	- (Q)	157,000	175,352
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
04/15/15, then 3 month LIBOR + 2.490%) (S)	5.506	- (Q)	370,000	359,301
Commonwealth Bank of Australia (S)	5.000	03/19/20	320,000	343,232
National City Bank, Series BKNT (P)	0.907	06/07/17	400,000	358,570
Regions Financial Corp.	7.750	11/10/14	290,000	312,769
Santander Issuances SA (6.500% to 11/15/14, then 3 month
LIBOR + 3.920%) (S)	6.500	08/11/19	300,000	315,028
Silicon Valley Bank	6.050	06/01/17	295,000	303,417
State Bank of India (S)	4.500	07/27/15	230,000	237,466
The Royal Bank of Scotland Group PLC	4.875	03/16/15	200,000	208,743
Wachovia Bank NA	5.850	02/01/37	235,000	244,748
Wachovia Bank NA, Series BKNT	6.600	01/15/38	445,000	505,701
Wells Fargo Bank NA	5.750	05/16/16	300,000	335,200
Westpac Banking Corp.	4.875	11/19/19	360,000	383,365

Consumer Finance 1.01%
American Express Credit Corp., Series C	7.300	08/20/13	360,000	412,411
Capital One Financial Corp.	6.150	09/01/16	390,000	423,234
Discover Bank	7.000	04/15/20	140,000	149,776
Discover Financial Services	10.250	07/15/19	375,000	472,257
SLM Corp., MTN	8.450	06/15/18	250,000	229,394

Diversified Financial Services 6.64%
American Honda Finance Corp. (S)	7.625	10/01/18	370,000	469,820
Bank of America Corp.	4.500	04/01/15	205,000	212,439
Bank of America Corp.	5.650	05/01/18	400,000	415,927
Beaver Valley Funding	9.000	06/01/17	708,000	794,369
Citigroup, Inc.	5.850	12/11/34	215,000	213,052
Citigroup, Inc.	6.125	11/21/17	450,000	486,371
Citigroup, Inc.	6.375	08/12/14	510,000	558,050

3

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)
CME Group, Inc.	5.750	02/15/14	$320,000	$362,829
Crown Castle Towers LLC (S)	4.883	08/15/20	530,000	549,551
Crown Castle Towers LLC (S)	6.113	01/15/20	250,000	278,254
ERAC USA Finance Company (S)	6.375	10/15/17	220,000	255,288
General Electric Capital Corp.	5.625	05/01/18	510,000	562,552
General Electric Capital Corp., GMTN	6.000	08/07/19	245,000	275,534
General Electric Capital Corp., MTN (P)	0.856	08/15/36	360,000	270,076
GTP Towers Issuer LLC (S)	4.436	02/15/15	305,000	323,259
Harley-Davidson Funding Corp. (S)	5.750	12/15/14	165,000	173,690
Harley-Davidson Funding Corp. (S)	6.800	06/15/18	170,000	185,801
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	270,000	294,156
International Lease Finance Corp. (S)	7.125	09/01/18	220,000	224,950
JPMorgan Chase & Company	3.700	01/20/15	400,000	418,708
JPMorgan Chase & Company	6.000	01/15/18	510,000	579,274
JPMorgan Chase & Company, Series 1 (7.900% to 04/30/18,
then 3 month LIBOR + 3.470%)	7.900	- (Q)	390,000	410,171
Merrill Lynch & Company, Inc.	7.750	05/14/38	555,000	635,064
Rabobank Nederland NV (11.000% to 06/30/19, then 3 month
LIBOR + 10.868%) (S)	11.000	- (Q)	904,000	1,184,520
Teco Finance, Inc.	6.572	11/01/17	200,000	234,816
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	527,545
USB Realty Corp. (6.091% to 01/15/12, then 3 month LIBOR +
1.147%) (S)	6.091	- (Q)	300,000	214,500
Insurance 3.66%
Aflac, Inc.	6.900	12/17/39	145,000	161,393
Aflac, Inc.	8.500	05/15/19	220,000	275,733
AXA SA (6.379% to 12/13/36, then 3 month LIBOR + 2.256%)
(S)	6.379	- (Q)	155,000	125,550
CNA Financial Corp.	6.500	08/15/16	210,000	226,857
CNA Financial Corp.	7.350	11/15/19	240,000	267,755
Hartford Financial Services Group, Inc.	6.625	03/30/40	135,000	133,694
Horace Mann Educators Corp.	6.850	04/15/16	205,000	220,341
Liberty Mutual Group, Inc. (S)	7.300	06/15/14	320,000	352,584
Liberty Mutual Group, Inc. (S)	7.500	08/15/36	520,000	525,328
Lincoln National Corp.	8.750	07/01/19	360,000	459,964
Lincoln National Corp. (6.050% to 04/20/17, then 3 month LIBOR
+ 2.040%)	6.050	04/20/67	120,000	100,800
Massachusetts Mutual Life Insurance Company (S)	8.875	06/01/39	135,000	192,220
MetLife, Inc.	5.875	02/06/41	121,875	133,319
MetLife, Inc.	6.750	06/01/16	220,000	261,291
New York Life Insurance Company (S)	6.750	11/15/39	360,000	460,117
Prudential Financial, Inc., MTN	7.375	06/15/19	130,000	158,236
QBE Insurance Group, Ltd. (S)	9.750	03/14/14	238,000	289,773
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	385,000	483,380
Unum Group	7.125	09/30/16	275,000	309,643
UnumProvident Finance Company PLC (S)	6.850	11/15/15	380,000	421,221
W.R. Berkley Corp.	5.600	05/15/15	230,000	241,949
Willis North America, Inc.	7.000	09/29/19	305,000	336,646

Real Estate Investment Trusts 3.02%
AMB Property LP	6.625	12/01/19	310,000	346,407
Biomed Realty LP (S)	6.125	04/15/20	80,000	86,452
Brandywine Operating Partnership LP	7.500	05/15/15	220,000	246,312
Dexus Property Group (S)	7.125	10/15/14	310,000	340,420
Duke Realty LP	6.750	03/15/20	305,000	340,906

4

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)
Duke Realty LP	8.250	08/15/19	$195,000	$229,261
Health Care REIT, Inc.	6.200	06/01/16	245,000	271,960
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	373,041
HRPT Properties Trust	6.650	01/15/18	280,000	300,286
Mack-Cali Realty LP	7.750	08/15/19	230,000	279,824
ProLogis	5.625	11/15/15	250,000	246,109
ProLogis	6.625	05/15/18	515,000	503,914
Simon Property Group LP	4.375	03/01/21	490,000	495,537
Simon Property Group LP	10.350	04/01/19	230,000	323,250
Vornado Realty Trust	4.250	04/01/15	440,000	452,225
WEA Finance LLC / WT Finance Australia Property, Ltd. (S)	6.750	09/02/19	185,000	216,505

Health Care 1.38%				2,300,490

Health Care Equipment & Supplies 0.22%
Hospira, Inc.	6.050	03/30/17	320,000	366,461

Health Care Providers & Services 0.60%
CIGNA Corp.	6.375	10/15/11	410,000	431,580
Medco Health Solutions, Inc.	7.125	03/15/18	385,000	474,037
WellPoint, Inc.	5.800	08/15/40	95,000	101,788

Life Sciences Tools & Services 0.19%
Life Technologies Corp.	6.000	03/01/20	275,000	314,124

Pharmaceuticals 0.37%
Schering-Plough Corp.	6.000	09/15/17	385,000	468,253
Wyeth	5.500	03/15/13	130,000	144,247

Industrials 2.73%				4,572,095

Aerospace & Defense 0.16%
Embraer Overseas, Ltd.	6.375	01/15/20	240,000	264,000

Airlines 0.97%
Continental Airlines, Inc.	5.983	04/19/22	324,156	331,936
Continental Airlines, Inc.	6.545	02/02/19	68,845	70,635
Continental Airlines, Inc.	6.648	09/15/17	106,464	108,061
Delta Air Lines, Inc.	6.200	07/02/18	160,000	164,400
Delta Air Lines, Inc.	6.821	08/10/22	414,405	423,729
Northwest Airlines, Inc.	6.264	11/20/21	354,358	336,640
Northwest Airlines, Inc.	7.027	11/01/19	202,330	199,295

Building Materials 0.36%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	285,000	304,238
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	285,000	303,525

Industrial Conglomerates 0.53%
Hutchison Whampoa International, Ltd. (S)	5.750	09/11/19	265,000	292,564
Hutchison Whampoa International, Ltd. (S)	6.500	02/13/13	243,000	267,481
Textron, Inc.	5.600	12/01/17	305,000	329,281

Machinery 0.25%
Ingersoll-Rand Global Holding Company, Ltd.	6.000	08/15/13	370,000	413,349

Road & Rail 0.20%
Burlington Northern Santa Fe Corp.	5.750	03/15/18	285,000	332,199

Trading Companies & Distributors 0.26%
GATX Corp.	8.750	05/15/14	365,000	430,762

5

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology 0.32%				$539,745

IT Services 0.15%
Fiserv, Inc.	6.800	11/20/17	$215,000	246,166

Software 0.17%
Oracle Corp. (S)	5.375	07/15/40	270,000	293,579

Materials 2.01%				3,365,539

Chemicals 0.14%
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	228,740

Metals & Mining 1.41%
Allegheny Technologies, Inc.	9.375	06/01/19	185,000	224,579
ArcelorMittal	9.850	06/01/19	365,000	458,793
Commercial Metals Company	7.350	08/15/18	220,000	238,572
Rio Tinto Alcan, Inc.	6.125	12/15/33	285,000	332,265
Teck Resources, Ltd.	10.750	05/15/19	695,000	863,537
Vale Overseas, Ltd.	6.875	11/10/39	220,000	252,312

Paper & Forest Products 0.46%
International Paper Company	7.950	06/15/18	360,000	436,365
International Paper Company	9.375	05/15/19	255,000	330,376

Telecommunication Services 1.30%				2,178,569

Diversified Telecommunication Services 0.95%
BellSouth Corp.	6.300	12/15/15	302,969	330,914
BellSouth Corp.	6.550	06/15/34	250,000	285,475
Qwest Corp.	7.875	09/01/11	210,000	221,813
Telecom Italia Capital SA	6.175	06/18/14	690,000	756,608

Wireless Telecommunication Services 0.35%
America Movil SAB de CV (S)	5.000	03/30/20	255,000	277,993
SBA Tower Trust (S)	5.101	04/15/17	280,000	305,766

Utilities 2.39%				4,005,619

Electric Utilities 1.57%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	305,000	315,381
Aquila, Inc.	11.875	07/01/12	320,000	368,059
Commonwealth Edison Company	5.800	03/15/18	330,000	387,656
FirstEnergy Solutions Corp.	4.800	02/15/15	270,000	287,943
FPL Energy National Wind LLC (S)	5.608	03/10/24	184,202	193,364
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	200,000	227,309
ITC Holdings Corp. (S)	5.500	01/15/20	285,000	315,901
ITC Holdings Corp. (S)	5.875	09/30/16	115,000	128,334
PNPP II Funding Corp.	9.120	05/30/16	140,000	151,505
Waterford 3 Funding Corp.	8.090	01/02/17	244,762	255,933

Gas Utilities 0.22%
DCP Midstream LLC (S)	9.750	03/15/19	275,000	365,418

Multi-Utilities 0.60%
DTE Energy Company	7.625	05/15/14	565,000	663,718
Sempra Energy	6.500	06/01/16	290,000	345,098

6

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Convertible Bonds 0.54%				$908,250
(Cost $582,927)

Financials 0.12%				206,063

Real Estate Investment Trusts 0.12%
Corporate Office Properties LP (S)	4.250	04/15/30	$210,000	206,063

Industrials 0.42%				702,187

Machinery 0.42%
Ingersoll-Rand Company, Ltd.	4.500	04/15/12	375,000	702,187

Collateralized Mortgage Obligations 15.58%				$26,082,562
(Cost $29,863,895)

Commercial & Residential 12.80%				21,434,662
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	450,000	478,736
Series 2007-1A, Class D (S)	5.957	04/15/37	420,000	446,611
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A	4.933	07/10/45	1,500,000	1,581,192
Series 2006-3, Class A4 (P)	5.889	07/10/44	825,000	878,017
Banc of America Funding Corp.
Series 2006-B, Class 6A1 (P)	5.816	03/20/36	395,823	281,905
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	320,000	103,630
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A1 (P)	0.484	08/25/36	205,841	119,155
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.396	07/15/44	185,000	124,943
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.009	12/10/49	820,000	887,683
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.821	09/20/46	6,974,516	272,456
First Horizon Alternative Mortgage Securities
Series 2006-RE1, Class A1	5.500	05/25/35	433,409	374,355
Series 2004-AA5, Class B1 (P)	2.230	12/25/34	757,434	68,593
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C2, Class B (P)	5.674	05/10/40	955,000	1,017,558
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class C (P)	5.554	03/10/39	230,000	78,538
Series 2007-GG9, Class F (P)	5.633	03/10/39	130,000	26,591
Series 2007-GG9, Class A4	5.444	03/10/39	735,000	769,978
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.845	09/25/35	576,201	519,238
Series 2004-9, Class B1 (P)	3.648	08/25/34	301,427	120,513
Series 2006-AR1, Class 3A1 (P)	5.336	01/25/36	659,043	576,873
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.264	08/19/45	2,221,519	80,903
Series 2005-8, Class 1X IO	2.284	09/19/35	2,796,384	105,738
Series 2006-SB1, Class A1A (P)	1.235	12/19/36	354,981	172,591
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	208,735	21,204

7

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.211	10/25/36	$5,709,209	$192,971
Series 2005-AR18, Class 2X IO	1.918	10/25/36	7,572,036	236,248
Series 2005-AR5, Class B1 (P)	2.752	05/25/35	280,883	8,430
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.062	04/15/45	515,000	481,323
Series 2007-CB18, Class A4	5.440	06/12/47	725,000	759,149
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	1,000,000	984,246
Series 2005-LDP4, Class B (P)	5.129	10/15/42	1,000,000	806,885
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.759	01/25/37	407,201	54,484
Series 2005-S2, Class 2A16	6.500	09/25/35	332,698	311,669
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3 (P)	5.866	09/15/45	735,000	770,241
Series 2006-C4, Class A4 (P)	6.079	06/15/38	620,000	678,949
Series 2007-C2, Class A3	5.430	02/15/40	770,000	793,236
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	6.103	06/12/46	735,000	814,245
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	6.066	10/25/36	641,412	594,071
Series 2007-3, Class M1 (P)	5.515	09/25/37	179,988	77,855
Series 2007-3, Class M2 (P)	5.515	09/25/37	69,226	28,677
Series 2007-3, Class M3 (P)	5.515	09/25/37	46,151	17,634
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	730,000	748,329
Series 2007-IQ15, Class A4 (P)	6.075	06/11/49	725,000	764,738
Series 2005-HQ7, Class A4 (P)	5.376	11/14/42	520,000	571,467
Series 2006-IQ12, Class E (P)	5.538	12/15/43	310,000	53,750
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.980	05/25/35	202,911	54,912
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.856	03/25/33	259,013	178,533
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	2.085	03/25/44	458,250	434,275
Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.574	01/25/45	13,027,640	391,116
Series 2005-AR12, Class 1A2 (P)	4.500	10/25/35	285,008	275,445
Series 2005-AR19, Class B1 (P)	0.963	12/25/45	291,443	34,103
Series 2005-AR4, Class B1 (P)	2.722	04/25/35	949,438	193,955
Series 2006-AR4, Class 1A1B (P)	1.325	05/25/46	307,891	138,082
Series 2005-6, Class 1CB	6.500	08/25/35	226,411	165,738
Series 2005-AR13, Class B1 (P)	0.863	10/25/45	502,400	51,904
Series 2005-AR6, Class B1 (P)	0.863	04/25/45	564,387	77,221
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.093	04/25/35	479,348	467,411
Series 2006-AR15, Class A3 (P)	5.466	10/25/36	413,337	116,369

U.S. Government Agency 2.78%				4,647,900
Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	546,379	83,284
Series 3623, Class LI IO	4.500	01/15/25	563,548	51,873
Series 3630, Class BI IO	4.000	05/15/27	341,226	35,557
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	840,732	108,681

8

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	$1,271,030	$174,484
Series 2009-78, Class IB IO	5.000	06/25/39	1,828,049	258,771
Series 2010-14, Class AI IO	4.000	08/25/27	1,017,255	138,339
Series 2010-3, Class LI IO	5.000	02/25/25	7,238,031	737,665
Series 2010-36, Class BI IO	4.000	03/25/28	1,030,763	114,969
Series 2010-72, Class CA	4.500	01/25/28	1,677,223	1,794,261
Series 398, Class C3 IO	4.500	05/25/39	1,115,255	166,786
Series 401, Class C2 IO	4.500	06/25/39	762,689	116,646
Series 402, Class 3 IO	4.000	11/25/39	742,784	118,403
Series 402, Class 4 IO	4.000	10/25/39	1,327,703	278,821
Series 402, Class 7 IO	4.500	11/25/39	1,334,249	246,024
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,354,516	223,336

Asset Backed Securities 2.58%				$4,317,453
(Cost $4,443,178)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.623	09/25/34	277,339	250,630
Bank of America Auto Trust
Series 2009-1A, Class A4 (S)	3.520	06/15/16	395,000	414,304
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.610	02/28/41	317,711	260,621
BMW Vehicle Lease Trust
Series 2009-1, Class A4	3.660	08/15/13	430,000	441,384
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5 (P)	0.323	10/25/36	129,813	109,665
DB Master Finance LLC
Series 2006-1, Class-A2 (S)	5.779	06/20/31	515,000	510,772
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	500,000	486,191
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2 (S)	5.290	03/25/16	485,000	534,240
Lehman XS Trust
Series 2005-5N, Class 3A2 (P)	0.624	11/25/35	323,481	98,088
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.344	03/25/35	480,000	433,792
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	116,494	112,722
Series 2005-2, Class AF4	4.934	08/25/35	420,000	348,243
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.673	05/25/35	345,000	316,801

			Shares	Value

Preferred Stocks 0.30%				$506,003
(Cost $483,925)

Energy 0.11%				177,813

Oil, Gas & Consumable Fuels 0.11%
Apache Corp., Series D, 6.000% (I)			3,291	177,813

9

John Hancock Investment Grade Bond Fund
As of August 31, 2010 (Unaudited)

			Shares	Value
Financials 0.19%				$328,190

Diversified Financial Services 0.19%
Bank of America Corp., Series MER, 8.625%			12,775	328,190

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 11.83%				$19,800,000
(Cost $19,800,000)

Short-Term Securities 11.83%				19,800,000
Federal Home Loan Bank Discount Note	0.100%	09/02/10	19,800,000	19,800,000

Total investments (Cost $178,748,508)† 109.32%				$182,975,372

Other assets and liabilities, net (9.32%)				($15,598,123)

Total net assets 100.00%				$167,377,249

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

BKNT Bank Note

GMTN Global Medium Term Note

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

MTN Medium-Term Note

TBA To Be Announced

(I) Non-income producing security.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $18,367,804 or 10.98% of the Fund's net assets as of August 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $178,959,024. Net unrealized appreciation aggregated $4,016,348, of which $10,534,271 related to appreciated investment securities and $6,517,923 related to depreciated investment securities.

10

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/10	Price	Inputs	Inputs
Corporate Bonds	$62,543,258	—	$62,543,258	—
Convertible Bonds	908,250	—	908,250	—
Collateralized Mortgage
Obligations	26,082,562	—	25,324,269	$758,293
Asset Backed Securities	4,317,453	—	4,317,453	—
U.S. Government & Agency
Obligations	68,817,846	—	68,817,846	—
Preferred Stocks	506,003	$506,003	—	—
Short-Term Investments	19,800,000	—	19,800,000	—
Total Investments in Securities	$182,975,372	$506,003	$181,711,076	$758,293
Other Financial Instruments
Futures	(1,249)	(1,249)	—	—
Totals	$182,974,123	$504,754	$181,711,076	$758,293

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Collateralized Mortgage Obligations
Balance as of 5-31-10	$1,116,442
Accrued discounts/premiums	-
Realized gain (loss)	268,721
change in unrealized appreciation
(depreciation)	(370,266)
Net purchases (sales)	(256,604)
Net transfers in and out of Level 3	-
Balance as of 8-31-10	$758,293

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into

11

account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enter into this type of transaction, the Funds are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

During the three month period ended August 31, 2010, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at August 31, 2010.

12

The range of futures contracts absolute notional amounts held by the Fund during the three month period ended August 31, 2010 was $2.6 million to $2.7 million.

					UNREALIZED
	NUMBER OF		EXPIRATION		APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 30-
Year Bond Futures	6	Long	Dec 2010	$810,188	$2,421

U.S. Treasury 5-
Year Note Futures	16	Short	Dec 2010	1,925,125	(3,670)
					($1,249)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE
Interest Rate Contracts	Futures	$2,421	($3,670)

13

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

14

550Q1 8/10
10/10

John Hancock MUTUAL FUNDS

# John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock Government Income Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 75.52%			$298,805,185
(Cost $287,989,283)

U.S. Government 26.30%				104,051,600
Treasury Inflation Protected Securities
Inflation Indexed Note (D)	1.375	01/15/20	$10,079,800	10,514,491
Inflation Indexed Note (D)	2.000	07/15/14	9,250,960	9,928,158
Inflation Indexed Note (D)	3.875	04/15/29	1,557,956	2,158,986
U.S. Treasury
Bond	3.500	02/15/39	3,000,000	2,988,282
Bond	4.375	11/15/39	2,330,000	2,689,694
Bond	4.375	05/15/40	10,000,000	11,557,800
Bond	4.500	08/15/39	5,415,000	6,378,702
Bond	8.750	08/15/20	4,905,000	7,616,543
Note	1.250	08/31/15	7,885,000	7,851,735
Note	1.875	06/30/15	6,555,000	6,735,262
Note	2.125	05/31/15	3,710,000	3,858,103
Note	2.375	02/28/15	6,940,000	7,300,047
Note	2.500	03/31/15	5,430,000	5,742,659
Note	2.500	04/30/15	4,460,000	4,716,798
Note	3.125	05/15/19	2,160,000	2,301,750
Note	3.375	11/15/19	655,000	707,758
Note	3.500	05/15/20	4,315,000	4,703,695
Note	4.250	11/15/17	5,450,000	6,301,137

U.S. Government Agency 49.22%				194,753,585
Federal Agricultural Mortgage Corp.
Gtd. Note Trust 2006-2 (S)	5.500	07/15/11	3,005,000	3,137,208
Federal Farm Credit Bank	3.000	12/22/14	5,000,000	5,041,205
Federal Home Loan Bank	5.375	05/18/16	6,380,000	7,602,243
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11/01/24	5,101,990	5,397,945
15 Yr Pass Thru Ctf	5.500	10/01/19	547,153	592,122
30 Yr Pass Thru Ctf	4.000	TBA	10,000,000	10,340,131
30 Yr Pass Thru Ctf	4.500	04/01/39	15,151,064	16,060,039
Federal National Mortgage Association
15 Yr Pass Thru Ctf	3.000	10/29/14	8,620,000	8,656,006
15 Yr Pass Thru Ctf	4.000	01/01/24	11,103,428	11,691,129
15 Yr Pass Thru Ctf	4.000	06/01/24	21,608,055	22,738,257
15 Yr Pass Thru Ctf	4.000	07/01/24	7,066,167	7,435,761
15 Yr Pass Thru Ctf (P)	4.254	05/01/34	6,739,286	7,125,889
15 Yr Pass Thru Ctf	5.000	02/13/17	3,000,000	3,516,756
15 Yr Pass Thru Ctf	5.000	05/01/23	11,298,491	12,017,446
15 Yr Pass Thru Ctf (P)	5.175	04/01/48	840,864	898,410
30 Yr Pass Thru Ctf (P)	3.579	07/01/39	4,153,137	4,339,935
30 Yr Pass Thru Ctf (P)	4.919	12/01/38	4,555,143	4,840,989
30 Yr Pass Thru Ctf	5.000	TBA	27,825,000	29,551,013
30 Yr Pass Thru Ctf	5.000	11/01/33	9,171,024	9,810,846
30 Yr Pass Thru Ctf (P)	5.413	11/01/38	5,419,618	5,759,285
30 Yr Pass Thru Ctf	5.500	06/01/37	6,477,495	6,957,740
30 Yr Pass Thru Ctf	5.500	08/01/37	10,390,547	11,201,497
Government National Mortgage Association
15 Yr Pass Thru Ctf	7.500	04/15/13	41,278	41,733

1

John Hancock Government Income Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.97%				$3,853,908
(Cost $3,593,526)

Diversified Financial Services 0.97%				3,853,908
Crown Castle Towers LLC (S)	6.113	01/15/20	$685,000	762,417
GTP Towers Issuer LLC (S)	4.436	02/15/15	910,000	964,477
Private Export Funding Corp.	3.050	10/15/14	2,000,000	2,127,014

Collateralized Mortgage Obligations 18.01%				$71,240,488
(Cost $70,859,993)

Commercial & Residential 8.21%				32,467,805
American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04/15/37	1,365,000	1,452,165
Banc of America Funding Corp.,
Series 2007-E, Class 4A1 (P)	5.723	07/20/47	655,393	452,579
Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.484	08/25/36	667,591	386,448
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4 (P)	6.009	12/10/49	2,245,000	2,430,302
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05/25/35	1,437,380	1,241,533
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2 (P)	0.623	10/25/45	880,090	204,136
Series 2006-AR1, Class A2A (P)	0.633	02/25/36	1,405,218	405,325
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4	5.444	03/10/39	2,094,000	2,193,652
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1 (P)	2.844	09/25/35	1,474,604	1,328,826
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.265	08/19/45	6,400,370	233,089
Series 2005-16, Class 2A1B (P)	0.596	01/19/36	530,434	139,095
Series 2006-SB1, Class A1A (P)	1.235	12/19/36	1,073,135	521,757
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.211	10/25/36	18,054,363	610,237
Series 2005-AR18, Class 2X IO	1.918	10/25/36	17,817,547	555,907
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.062	04/15/45	1,435,000	1,341,163
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,094,203
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3 (P)	5.866	09/15/45	2,060,000	2,158,770
Series 2006-C4, Class A4 (P)	6.079	06/15/38	1,720,000	1,883,537
Series 2007-C2, Class A3	5.430	02/15/40	2,125,000	2,189,124
MLCC Mortgage Investors, Inc.,
Series 2006-3, Class 2A1 (P)	6.066	10/25/36	1,621,089	1,501,442
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	2,025,000	2,075,844
Series 2007-IQ15, Class A4 (P)	6.075	06/11/49	2,055,000	2,167,638
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A (P)	2.084	03/25/44	1,151,893	1,091,627
Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.574	01/25/45	32,865,929	986,701
Series 2005-AR12, Class 1A2 (P)	4.500	10/25/35	680,771	657,929
Series 2006-AR4, Class 1A1B (P)	1.325	05/25/46	957,260	429,308
Series 2005-AR13, Class B1 (P)	0.863	10/25/45	1,524,524	157,503

2

John Hancock Government Income Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)
Washington Mutual, Inc.
Series 2005-AR6, Class B1 (P)	0.863	04/25/45	$1,681,948	$230,129
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR5, Class 1A1 (P)	5.093	04/25/35	1,382,259	1,347,836

U.S. Government Agency 9.80%				38,772,683
Federal Home Loan Mortgage Corp.
Series 3545, Class PA	4.000	06/15/39	7,368,032	7,590,784
Series 3528, Class AD	4.500	10/15/46	4,525,921	4,658,773
Series 3581, Class IO	6.000	10/15/39	1,480,334	225,646
Series 3623, Class LI IO	4.500	01/15/25	1,662,442	153,023
Series 3630, Class BI IO	4.000	05/15/27	994,842	103,666
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	4,943,416	5,505,355
Series 2009-109, Class IW IO	4.500	04/25/38	2,258,343	291,936
Series 2009-47, Class EI IO	5.000	08/25/19	2,079,743	232,419
Series 2009-50, Class GI IO	5.000	05/25/39	3,582,743	491,830
Series 2009-78, Class IB IO	5.000	06/25/39	4,853,966	687,108
Series 2010-14, Class AI IO	4.000	08/25/27	2,840,636	386,305
Series 2010-25, Class NI IO	5.000	03/25/25	7,764,111	871,329
Series 2010-3, Class LI IO	5.000	02/25/25	19,759,954	2,013,838
Series 2010-36, Class BI IO	4.000	03/25/28	3,014,861	336,272
Series 2010-72, Class CA	4.500	01/25/28	4,242,389	4,538,425
Series 398, Class C3 IO	4.500	05/25/39	3,148,416	470,843
Series 401, Class C2 IO	4.500	06/25/39	2,201,532	336,704
Series 402, Class 3 IO	4.000	11/25/39	2,097,273	334,316
Series 402, Class 4 IO	4.000	10/25/39	3,750,208	787,554
Series 402, Class 7 IO	4.500	11/25/39	3,473,812	640,541
Government National Mortgage Association
Series 2009-45, Class DA	4.500	06/20/39	7,191,005	7,574,668
Series 2010-78, Class AI IO	4.500	04/20/39	3,283,230	541,348

Asset Backed Securities 3.01%				$11,925,086
(Cost $11,879,569)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.623	09/25/34	667,622	603,327
Bank of America Auto Trust
Series 2009-1A, Class A4 (S)	3.520	06/15/16	1,290,000	1,353,044
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.610	02/28/41	895,367	734,477
BMW Vehicle Lease Trust
Series 2009-1, Class A4	3.660	08/15/13	2,000,000	2,052,951
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5 (P)	0.323	10/25/36	426,277	360,117
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.443	06/25/36	1,691,736	1,411,793
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	1,600,000	1,555,810
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2 (S)	5.290	03/25/16	1,380,000	1,520,106
Lehman XS Trust
Series 2005-5N, Class 3A2 (P)	0.623	11/25/35	1,060,485	321,567
Series 2005-7N, Class 1A1B (P)	0.563	12/25/35	684,266	215,105

3

John Hancock Government Income Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Asset Backed Securities (continued)
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.343	03/25/35	$1,155,000	$1,043,813
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.673	05/25/35	820,000	752,976

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 12.16%				$48,099,917
(Cost $48,099,917)

Short-Term Securities* 12.16%				48,099,917
Federal Home Loan Bank Discount Note	0.100%	09/01/10	$28,100,000	28,100,000
U.S. Treasury Bill	0.150	09/02/10	20,000,000	19,999,917

Total investments (Cost $422,422,288)† 109.67%				$433,924,584

Other assets and liabilities, net (9.67%)				($38,264,774)

Total net assets 100.00%				$395,659,810

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

TBA To Be Announced

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $423,305,526. Net unrealized appreciation aggregated $10,619,058, of which $17,334,967 related to appreciated investment securities and $6,715,909 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/10	Price	Inputs	Inputs
U.S. Government & Agency
Obligations	$298,805,185	—	$298,805,185	—
Corporate Bonds	3,853,908	—	3,853,908	—
Collateralized Mortgage
Obligations	71,240,488	—	69,532,996	$1,707,492
Asset Backed Securities	11,925,086	—	11,925,086	—
Short-Term Investments	48,099,917	—	48,099,917	—
Total Investments in Securities	$433,924,584	—	$432,217,092	$1,707,492
Other Financial Instruments
Futures	11,819	$11,819	—	—
Totals	$433,936,403	$11,819	$432,217,092	$1,707,492

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Collateralized Mortgage Obligations
Balance as of 5-31-10	$2,793,572
Accrued discounts/premiums	-
Realized gain (loss)	830,168
Change in unrealized appreciation (depreciation)	(1,089,311)
Net purchases (sales)	(826,937)
Net transfers in and out of Level 3	-
Balance as of 8-31-10	$1,707,492

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund's Pricing Committee, following prcedures

5

established by the Board of Trustees.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enter into this type of transaction, the Funds are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class recover the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

During the three month period ended August 31, 2010, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at August 31, 2010. The range of futures contracts absolute notional amounts held by the Fund during the three month period ended August 31, 2010 was $13.7 million to $14.6 million.

6

					UNREALIZED
	NUMBER OF		EXPIRATION		APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 30-
Year Bond Futures	60	Long	Dec 2010	$8,101,875	$24,206
U.S. Treasury 5-
Year Note Futures	54	Short	Dec 2010	6,497,297	(12,387)
					$11,819

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE
Interest Rate Contracts	Futures	$24,206	($12,387)

7

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Government Income Fund.

8

560Q1 8/10
10/10

John Hancock
MUTUAL FUNDS

# John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 43.57%				$411,842,608
(Cost $565,612,263)

Consumer Discretionary 26.62%				251,605,559

Auto Components 4.28%
Allison Transmission, Inc., PIK (S)	11.250%	11/01/15	$27,549,400	29,753,352
Exide Technologies, Series B	10.500	03/15/13	10,456,000	10,652,050

Hotels, Restaurants & Leisure 14.30%
FDR Management LLC	16.000	05/31/12	8,895,330	4,100,747
FDR Management LLC	15.000	05/31/12	703,676	703,676
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	22,920,000	59,592
Fontainebleau Las Vegas Holdings LLC, PIK (H)	12.500	06/01/22	14,575,170	0
Greektown Superholdings, Inc. (I)(S)	13.000	07/01/15	35,438,000	37,918,660
Indianapolis Downs LLC & Capital Corp., PIK (S)	15.500	11/01/13	726,488	217,946
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	9,635,000	3,251,813
Majestic Holdco LLC (H)(S)	12.500	10/15/11	10,000,000	212,500
Majestic Star Casino LLC (H)	9.750	01/15/11	8,675,000	878,344
Majestic Star Casino LLC (H)	9.500	10/15/10	37,627,000	21,635,525
Marquee Holdings, Inc.	12.000	08/15/14	2,795,000	2,291,900
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	1,470,000	990,574
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	30,440,000	4,870,400
MGM Resorts International	11.125	11/15/17	1,575,000	1,760,063
Mohegan Tribal Gaming Authority	7.125	08/15/14	8,045,000	4,625,875
Mohegan Tribal Gaming Authority	6.125	02/15/13	1,605,000	1,251,900
MTR Gaming Group, Inc.	12.625	07/15/14	13,570,000	14,248,500
MTR Gaming Group, Inc., Series B	9.000	06/01/12	32,435,000	28,542,800
Silver Slipper Casino	9.000	11/30/10	4,871,436	4,839,141
Silver Slipper Casino	7.000	11/30/10	659,926	641,845
Travelport LLC (S)	9.000	03/01/16	2,155,000	2,133,450

Media 8.04%
Canadian Satellite Radio Holdings, Inc.	18.000	09/14/14	837,775	815,588
Canadian Satellite Radio Holdings, Inc.	12.750	02/15/14	15,100,000	13,665,500
Canadian Satellite Radio Holdings, Inc. (CAD)(D)	8.000	09/10/14	6,400,000	4,205,406
Canadian Satellite Radio Holdings, Inc.	1.500	02/14/16	952,926	650,543
Clear Channel Communications, Inc., PIK	11.000	08/01/16	27,894,012	20,292,894
Sirius XM Radio, Inc. (S)	8.750	04/01/15	8,000,000	8,240,000
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	68,145,000	1
Vertis, Inc., PIK	13.500	04/01/14	3,413,289	1,305,583
Vertis, Inc., Series A, PIK	18.500	10/01/12	8,479,975	7,483,578
XM Satellite Radio, Inc. (S)	13.000	08/01/13	17,100,000	19,365,750
Young Broadcasting, Inc. (H)	10.000	03/01/11	6,306,000	63

Consumer Staples 0.79%				7,509,207

Food & Staples Retailing 0.28%
Great Atlantic & Pacific Tea Company (S)	11.375	08/01/15	3,695,000	2,669,638

Personal Products 0.00%
Global Health Sciences, Inc. (H)	11.000	05/01/08	3,175,000	0

Tobacco 0.51%
North Atlantic Holding Company, Inc.	12.250	03/01/14	1,300,000	481,000
North Atlantic Trading Company (S)	10.000	03/01/12	4,890,400	4,358,569

1

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy 0.35%				$3,333,150

Oil, Gas & Consumable Fuels 0.35%
Dominion Petroleum Acquisitions (R)	8.500%	10/01/11	$3,560,814	3,333,150

Financials 1.83%				17,311,309

Diversified Financial Services 0.28%
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	3,195,000	2,635,875

Insurance 0.29%
MBIA Insurance Corp. (14.00% to 01/15/2013, then 3
month LIBOR + 11.26%) (S)	14.000	01/15/33	6,025,000	2,711,250

Real Estate Management & Development 1.26%
Realogy Corp.	12.375	04/15/15	2,355,000	1,742,700
Realogy Corp.	10.500	04/15/14	1,440,000	1,173,600
Realogy Corp., PIK	11.000	04/15/14	11,204,810	9,047,884

Industrials 3.80%				35,923,078

Airlines 3.25%
Alaska Airlines, Inc., Series D	9.500	04/12/12	1,864,172	1,864,172
American Airlines, Inc. (S)	10.320	07/30/14	3,876,554	3,502,466
American Airlines, Inc.	10.190	05/26/16	4,211,000	3,874,120
American Airlines, Inc.	8.080	09/11/11	276,625	275,933
GOL Finance (S)	8.750	(Q)	14,970,000	14,352,488
KLM Royal Dutch Airlines NV (2.125% to 02/12/2015,
coupon reset every 10 years by company) (CHF)(D)	2.125	12/29/49	1,680,000	623,846
Northwest Airlines, Inc., Escrow Certificates (I)	10.000	02/01/49	7,250,000	14,500
Northwest Airlines, Inc., Escrow Certificates (I)	9.875	03/15/37	43,785,000	87,570
Northwest Airlines, Inc., Escrow Certificates (I)	8.875	06/01/49	28,886,000	57,772
Northwest Airlines, Inc., Escrow Certificates (I)	8.700	03/15/49	15,806,000	31,612
Northwest Airlines, Inc., Escrow Certificates (I)	7.875	12/31/49	1,915,000	3,830
Northwest Airlines, Inc., Escrow Certificates (I)	7.625	11/15/23	45,535,000	91,070
Northwest Airlines, Inc., Escrow Certificates (I)	6.625	05/15/23	15,437,000	30,874
Northwest Airlines, Inc., Escrow Certificates (H)(I)	—	01/16/17	15,890,000	0
US Airways Group, Inc.	6.820	01/30/14	7,296,879	5,873,987

Building Products 0.03%
USG Corp. (S)	9.750	08/01/14	310,000	321,238

Commercial Services & Supplies 0.52%
MSX International, Inc. (S)	12.500	04/01/12	4,230,000	3,510,900
Quebecor World, Inc., Escrow Certificates (I)(S)	9.750	01/15/49	10,410,000	624,600
Quebecor World, Inc., Escrow Certificates (I)	6.500	08/01/49	1,850,000	111,000
Quebecor World, Inc., Escrow Certificates (I)	6.125	11/15/13	9,970,000	598,200
Quebecor World, Inc., Escrow Certificates (I)(S)	4.875	11/15/49	1,210,000	72,600

Professional Services 0.00%
PCA LLC (H)	11.875	08/01/09	3,000,000	300

Materials 8.40%				79,385,634

Chemicals 2.73%
American Pacific Corp.	9.000	02/01/15	25,565,000	25,277,394
Applied Extrusion Technologies, Inc. (L)(S)	12.000	03/15/12	536,364	530,883

Metals & Mining 3.61%
CII Carbon LLC (S)	11.125	11/15/15	33,325,000	34,074,813
LTV Corp. (H)	11.750	11/15/09	9,700,000	0

2

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Materials (continued)

Paper & Forest Products 2.06%
Abitibi-Consolidated of Canada, Inc. (H)(S)	15.500%	12/31/10	$1,339,000	$833,528
Abitibi-Consolidated of Canada, Inc. (H)	8.375	04/01/15	9,995,000	874,563
Abitibi-Consolidated of Canada, Inc. (H)	7.750	06/15/11	3,000,000	262,500
Abitibi-Consolidated of Canada, Inc. (H)	6.000	06/20/13	4,880,000	427,000
Abitibi-Consolidated, Inc. (H)	8.850	08/01/30	3,000,000	270,000
Abitibi-Consolidated, Inc. (H)	7.400	04/01/18	3,500,000	310,625
APP Finance II Mauritius, Ltd. (H)	12.000	(Q)	7,500,000	750
Indah Kiat Finance Mauritius, Ltd. (H)	10.000	07/01/07	6,000,000	150,000
Indah Kiat International Finance Company, Series C
(H)	12.500	06/15/06	2,500,000	137,500
NewPage Corp.	11.375	12/31/14	4,145,000	3,367,813
NewPage Corp.	10.000	05/01/12	13,615,000	4,526,988
PE Paper Escrow GmbH (S)	12.000	08/01/14	1,170,000	1,320,638
Pope & Talbot, Inc. (H)	8.375	06/01/13	1,561,000	156
Pope & Talbot, Inc. (H)	8.375	06/01/13	5,450,000	545
Sappi Papier Holding AG (S)	7.500	06/15/32	7,655,000	6,296,238
Tjiwi Kimia Finance Mauritius, Ltd. (H)	13.250	08/01/01	5,250,000	78,750
Tjiwi Kimia Finance Mauritius, Ltd. (H)	10.000	08/01/04	1,500,000	22,500
Verso Paper Holdings LLC	11.500	07/01/14	590,000	622,450

Telecommunication Services 1.78%				16,774,671

Diversified Telecommunication Services 1.68%
CCH II LLC / CCH II Capital Corp.	13.500	11/30/16	10,240,362	12,134,829
Muzak Holdings LLC, PIK	15.000	07/31/14	3,893,337	2,997,869
Muzak Holdings LLC, PIK	10.000	01/01/11	2,000,000	686,660

Wireless Telecommunication Services 0.10%
Grupo Iusacell SA de CV (H)(S)	10.000	12/31/13	3,081,656	955,313

Utilities 0.00%				0

Independent Power Producers & Energy Traders 0.00%
Mirant Corp. (H)	7.625	05/01/16	10,500,000	0

Convertible Bonds 14.43%				$136,409,520
(Cost $147,396,885)

Consumer Discretionary 5.56%				52,568,132

Automobiles 1.86%
Ford Motor Company	4.250	11/15/16	12,675,000	17,586,562

Media 3.45%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	33,495,000	32,656,520

Multiline Retail 0.25%
Saks, Inc.	2.000	03/15/24	2,555,000	2,325,050

Financials 0.80%				7,548,656

Capital Markets 0.68%
Janus Capital Group, Inc.	3.250	07/15/14	6,180,000	6,450,375

Thrifts & Mortgage Finance 0.12%
The PMI Group, Inc.	4.500	04/15/20	1,375,000	1,098,281

3

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials 8.03%				$75,932,279

Airlines 8.03%
AMR Corp.	6.250%	10/15/14	$2,600,000	2,437,500
UAL Corp.	6.000	10/15/29	2,000,000	5,147,500
UAL Corp.	4.500	06/30/21	48,693,000	49,058,198
US Airways Group, Inc.	7.000	09/30/20	19,265,000	19,289,081

Materials 0.04%				360,453

Paper & Forest Products 0.04%
Timberwest Forest Corp., PIK (CAD)(D)	9.000	02/11/14	307,471	360,453

Municipal Bonds 0.22%				$2,073,900
(Cost $2,000,000)

Texas 0.22%				2,073,900
Dallas-Fort Worth Texas International ,
Airport Facility Improvement Corp.	9.125	05/01/29	2,000,000	2,073,900

Term Loans (M) 6.89%				$65,075,862
(Cost $64,760,317)

Consumer Discretionary 3.96%				37,466,159

Hotels, Restaurants & Leisure 2.85%
East Valley Tourist Development Authority	12.000	08/06/12	3,035,871	2,626,028
Harrah's Operating Company, Inc.	3.500	01/28/15	28,410,000	24,348,648

Media 1.11%
Citadel Broadcasting Corp.	11.000	06/03/15	4,382,517	4,603,286
RH Donnelley, Inc.	9.000	10/24/14	2,953,478	2,531,130
SuperMedia, Inc.	11.000	12/31/15	1,101,195	875,909
The Star Tribune Company	8.000	09/28/14	1,654,106	1,488,695
The Star Tribune Company	8.000	09/29/14	1,102,737	992,463

Financials 0.13%				1,260,725

Real Estate Management & Development 0.13%
Realogy Corp.	13.500	10/15/17	1,195,000	1,260,725

Industrials 1.93%				18,194,814

Airlines 1.93%
US Airways Group, Inc.	2.760	03/21/14	21,818,181	18,194,814

Materials 0.11%				1,018,148

Paper & Forest Products 0.11%
AbitibiBowater, Inc.	11.000	03/30/11	1,040,696	1,018,148

Telecommunication Services 0.76%				7,136,016

Diversified Telecommunication Services 0.76%
Muzak Holdings LLC	12.750	02/01/14	6,996,094	7,136,016

4

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations 0.36%				$3,369,039
(Cost $24,990,499)

Commercial & Residential 0.36%				3,369,039
GS Mortgage Securities Corp., Net Interest Margin Notes
Series 2006-3, Class OS (H)(I)	—	10/26/37	$12,000	0
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350%	05/19/47	186,883,529	1,224,087
Series 2007-4, Class ES IO	0.350	07/19/47	212,727,400	1,195,528
Series 2007-6, Class ES IO (S)	0.342	08/19/37	146,969,643	949,424
IndyMac Index Corp., Net Interest Margin Notes
Series 2006-AR6-N3 (H)(I)(S)	8.833	06/25/46	3,860,649	0
Lehman XS, Net Interest Margin Notes
Series 2007-GPM8, Class A3 (H)(I)(S)	9.000	01/28/47	1,171,094	0
Series 2007-GPM8, Class A4 (H)(I)(S)	9.000	01/28/47	1,730,000	0
RALI Asset Holdings Corp., Net Interest Margin Notes
Series 2006, Class Q04 (H)(I)	—	11/21/37	650	0

Asset Backed Securities 3.80%				$35,952,488
(Cost $35,036,031)

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06/20/31	23,710,000	22,076,144
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04/25/37	15,545,000	13,876,344

			Shares	Value

Common Stocks 19.17%				$181,235,019
(Cost $343,481,629)

Consumer Discretionary 9.49%				89,689,862

Auto Components 1.46%
Lear Corp. (I)			187,836	13,836,000

Hotels, Restaurants & Leisure 1.20%
FDR Management, LLC, Class A (I)			9,827	0
FDR Management, LLC, Class B (I)			213	0
Fontainebleau Resorts LLC, Class A (I)			249,211	0
Greektown Superholdings, Inc. (I)(S)			18,486	2,044,158
Trump Entertainment Resorts, Inc. (I)			382,152	9,297,758

Media 6.83%
Canadian Satellite Radio Holdings, Inc. (I)			1,274,404	3,418,010
Canadian Satellite Radio Holdings, Inc., Class A (I)			602,071	1,614,782
Charter Communications, Inc., Class A (I)			935,600	31,810,400
Citadel Broadcasting Corp. (I)			184,540	4,244,419
Citadel Broadcasting Corp., Class B (I)			71,017	1,633,386
Comcast Corp., Special Class A			261,272	4,198,641
Dex One Corp. (I)			61,621	525,011
Granite Broadcasting Corp. (I)			11,688	12
Sirius XM Radio, Inc. (I)			16,526,120	15,800,623
SuperMedia, Inc., Escrow Certificates (I)			59,234	535,475
The Star Tribune Company			43,011	731,187
Vertis Holdings, Inc. (I)			150,235	0

5

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

	Shares	Value

Energy 0.35%		3,340,713

Oil, Gas & Consumable Fuels 0.35%
Dominion Petroleum, Ltd., GDR (I)	56,630,246	2,605,530

Energy (continued)
Po Valley Energy, Ltd. (I)	3,100,000	$735,183

Industrials 8.50%		80,344,162

Airlines 8.10%
Air France-KLM, ADR	174,118	2,284,428
Delta Air Lines, Inc. (I)	6,073,289	63,526,603
Global Aviation Holdings, Inc.	870	834,765
Pinnacle Airlines Corp. (I)	439,100	2,085,725
UAL Corp. (I)	150,000	3,178,500
US Airways Group, Inc. (I)	517,752	4,680,478

Commercial Services & Supplies 0.40%
Kaiser Group Holdings, Inc. (I)	81,949	2,253,598
Quad/Graphics, Inc. (I)	35,555	1,500,065

Machinery 0.00%
Glasstech, Inc., Class B (I)	4,430	0
Glasstech, Inc., Class C (I)	10	0

Materials 0.83%		7,860,282

Chemicals 0.14%
American Pacific Corp. (I)	200,500	938,340
Applied Extrusion Technologies, Inc., Class A (I)(L)	51,082	358,895

Paper & Forest Products 0.69%
APP China Group, Ltd. (I)	37,717	754,340
Smurfit-Stone Container Corp. (I)	330,136	5,668,435
Tembec, Inc. (I)	88,508	140,272

Telecommunication Services 0.00%		0

Diversified Telecommunication Services 0.00%
Muzak Holdings LLC (I)	228,295	0

	Shares	Value

Preferred Stocks 9.42%		$88,989,113
(Cost $87,862,880)

Consumer Discretionary 4.39%		41,467,077

Auto Components 0.72%
Lear Corp. Series A	92,488	6,812,666

Automobiles 0.61%
Ford Motor Company Capital Trust II, 6.500% (I)	125,000	5,776,250

Hotels, Restaurants & Leisure 1.85%
Greektown Superholdings, Inc. (I)	158,092	17,481,611

Media 1.21%
Xanadoo, Series C, 6.500% (I)	345,350	11,396,550

6

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

	Shares	Value

Financials 1.56%		14,709,256

Commercial Banks 0.34%
Wells Fargo & Company, Series L, 7.500%	3,225	3,183,075

Diversified Financial Services 0.22%
Bank of America Corp., Series L, 7.250%	2,150	2,042,500

Insurance 0.26%
Hartford Financial Services Group, Inc., 7.250%	110,975	$2,485,840
SIG Capital Trust I, 9.500% (I)	5,000,000	5

Real Estate Investment Trusts 0.74%
iStar Financial, Inc., Series E, 7.875%	100,000	1,354,000
iStar Financial, Inc., Series F, 7.800%	229,165	3,052,478
iStar Financial, Inc., Series G, 7.650%	199,182	2,591,358

Industrials 3.47%		32,812,780

Airlines 3.35%
Continental Airlines Finance Trust II, 6.000%	979,002	31,634,002
Northwest Airlines, Inc. (I)	143,381	6,452

Machinery 0.12%
Glasstech, Inc., Series A (I)	144	143,613
Glasstech, Inc., Series B (I)	4,475	1,028,713
Glasstech, Inc., Series C (I)	11	0

	Shares	Value

Stapled Units 0.18%		$1,660,723
(Cost $2,924,176)

Materials 0.18%		1,660,723

Paper & Forest Products 0.18%
Timberwest Forest Corp. ∆	447,200	1,660,723

Warrants 2.45%		$23,196,853
(Cost $23,551,613)

ATA Holdings Corp. (Expirations Date: 02/28/2011; Strike Price: $10.00) (I)	11,942	0
Charter Communications, Inc., Class A (Expiration Date: 11/30/14, Strike Price:
$46.86) (I)	76,057	532,399
Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,586	29,327
Granite Broadcasting Corp., Class A (Expiration Date: 06/04/2012; Strike Price:
$32.37) (I)	29,220	29
Greektown Superholdings, Inc. (I)	202,511	22,393,408
Katanga Mining Ltd. (Expiration Date: 11/20/2011; Strike Price: CAD 8.50) (I)	80,000	4,126
New Gold, Inc. (Expiration Date: 06/28/2017; Strike Price: CAD 15.00) (I)	168,884	237,564
The Star Tribune Company (Expiration Date: 09/28/2013; Strike Price $151.23)
(I)	15,943	0

Other Investments 0.00%		$0
(Cost $215,000)

Casinos & Gaming 0.00%		0
Gabrielino-Tongva Execution Investment (I)	125,000	0
Gabrielino-Tongva Gaming Machine Revenue (I)	90,000	0

7

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

	Shares	Value

Short-Term Investments 0.02%		$189,917
(Cost $189,789)

Repurchase Agreement 0.01%		63,314
Repurchase Agreement with State Street Corp. dated 08/31/2010 at 0.010% to be repurchased at $63,314 on 09/01/2010,
collateralized by $60,000 U.S. Treasury Note, 3.125% due
04/30/2017 (valued at $65,475, including interest)	63,314	63,314

Securities Lending Collateral 0.01%		126,603
John Hancock Collateral Investment Trust, 0.3330% (W)(Y)	12,648	126,603

Total investments (Cost $1,298,021,082)† 100.51%		$949,995,042

Other assets and liabilities, net (0.51%)		($4,831,188)

Total net assets 100.00%		$945,163,854

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Currency abbreviations
CAD – Canadian Dollar
CHF – Swiss Franc

ADR  American Depositary Receipts

GDR  Global Depositary Receipt

IO  Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR  London Interbank Offered Rate

PIK  Paid In Kind

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of August 31, 2010.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Beginning	Ending	Value as a
	Acquisition	Acquisition	share	share	percentage of	Value as of
Issuer, Description	date	cost	amount	amount	Fund’s net assets	8-31-10
Dominion Petroleum
Acquisitions	3/25/2008	$3,547,894	3,473,965	3,560,814	0.35%	$3,333,150
Bought: 86,849

8

John Hancock High Yield Fund
As of 8-31-10 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $257,387,664 or 27.23% of the Fund's net assets as of August 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of August 31, 2010.

∆ A Stapled Unit is a security that combines the common shares and a fixed income component in a single security.

† At August 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,303,410,073. Net unrealized depreciation aggregated $353,415,031, of which $66,345,428 related to appreciated investment securities and $419,760,459 related to depreciated investment securities.

9

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 8-31-10	Price	Inputs	Inputs
Corporate Bonds	$411,842,608	—	$390,194,491	$21,648,117
Convertible Bonds	136,409,520	—	136,409,520	—
Municipal Bonds	2,073,900	—	2,073,900	—
Term Loans	65,075,862	—	65,075,862	—
Collateralized Mortgage Obligations	3,369,039	—	2,144,952	1,224,087
Asset Backed Securities	35,952,488	—	35,952,488	—
Common Stocks	181,235,019	$157,995,398	9,218,518	14,021,103
Preferred Stocks	88,989,113	20,485,501	31,634,002	36,869,610
Stapled Units	1,660,723	1,660,723	—	—
Warrants	23,196,853	774,118	29,327	22,393,408
Short-Term Investments	189,917	126,603	63,314	—
Total investments in Securities	$949,995,042	$181,042,343	$672,796,374	$96,156,325
Other Financial Instruments
Forward Foreign Currency Contracts	($130,284)	—	($130,284)	—
Credit Default Swaps	($4,567,217)	—	($4,567,217)	—
Totals	$945,297,541	$181,042,343	$668,098,873	$96,156,325

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Collateralized
	Corporate	Convertible	Term	Mortgage	Common	Preferred
	Bonds	Bonds	Loans	Obligations	Stocks	Stocks	Warrants	Totals
Balance as of 5-31-10	$22,806,470	$33,582,087	$7,329,287	$1,046,299	$3,737,741	$12,394,746	-	$80,896,630
Accrued
discounts/premiums	576,725	-	-	1,954	-	-	-	578,679

Realized gain (loss)	-	-	-	-	(6,693,750)	-	-	(6,693,750)
Change in unrealized
appreciation
(depreciation)	(1,247,497)	-	-	239,938	4,005,703	2,468,968	1,597,345	7,064,457

Net purchases (sales)	299,807	-	-	(64,160)	12,971,409	15,809,200	20,796,063	49,812,319
Transfers in and/or out
of Level 3	(787,388)	(33,582,087)	(7,329,287)	56	-	6,196,696	-	(35,502,010)

Balance as of 8-31-10	$21,648,117	-	-	$1,224,087	$14,021,103	$36,869,610	$22,393,408	$96,156,325

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

10

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Payment-in-kind bonds. The Fund may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in

11

cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three month period ended August 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at August 31, 2010. The range of forward foreign currency contracts absolute notional amounts held by the Fund during the three month period ended August 31, 2010 was $11.8 million to $16.6 million.

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by Contract		Settlement	Appreciation
Currency	Contract	(USD)	Counterparty	Date	(Depreciation)
Sells
AUD	4,417,000	$3,780,643	Toronto Dominion	9-30-10	($136,151)
CAD	4,897,445	4,683,794	UBS AG	9-30-10	93,032
EUR	1,630,000	2,009,366	State Street Bank and Trust Co.	9-30-10	(56,166)
GBP	900,000	1,349,019	Bank of Nova Scotia	9-30-10	(30,999)
		$11,822,822			($130,284)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling

12

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the three month period ended August 31, 2010 to take a long position in the exposure to the reference credit. The following table summarizes the credit default swap contracts the Fund held as of August 31, 2010, where the Fund acted as a Seller of protection. During the three month period ended August 31, 2010, the Fund acted as Seller on credit default swap contracts with total notional values as represented below.

		Implied
		Credit					Unamortized	Unrealized
	Reference	Spread at	Notional		(Pay)/Received	Maturity	Upfront	Appreciation
Counterparty	Obligation	8-31-10	Amount	Currency	Fixed Rate	Date	Payment	(Depreciation)	Market Value

Lehman
Brothers Special
Financing Inc.	AMR Corp.	9.95%	$2,000,000	USD	5.00%	Mar 2013	($177,228)	($44,421)	(221,649)
Morgan Stanley
Capital
Services, Inc.	AMR Corp.	5.42%	3,000,000	USD	5.00%	Sep 2010	(24,034)	53,308	29,274
Morgan Stanley
Capital
Services, Inc.	AMR Corp.	5.42%	3,000,000	USD	5.00%	Sep 2010	(24,719)	53,993	29,274
Morgan Stanley
Capital
Services, Inc.	AMR Corp.	5.42%	5,000,000	USD	5.00%	Sep 2010	(36,611)	85,400	48,789
Morgan Stanley
Capital
Services, Inc.	AMR Corp.	9.22%	3,000,000	USD	6.60%	Sep 2012	-	(107,125)	(107,125)
	Texas
	Competitive
	Electric
Morgan Stanley	Holdings
Capital	Company
Services, Inc.	LLC	18.05%	10,000,000	USD	4.60%	Jun 2013	-	(2,681,354)	(2,681,354)
	Texas
	Competitive
	Electric
Morgan Stanley	Holdings
Capital	Company
Services, Inc.	LLC	18.05%	5,000,000	USD	5.85%	Jun 2013	-	(1,199,348)	(1,199,348)
Morgan Stanley
Capital	Delta Airlines,
Services, Inc.	Inc	7.12%	5,000,000	USD	5.00%	Sep 2013	(813,760)	581,221	(232,539)
Morgan Stanley
Capital	Delta Airlines,
Services, Inc.	Inc	7.12%	5,000,000	USD	5.00%	Sep 2013	(725,372)	492,833	(232,539)

Total			41,000,000				($1,801,724)	($2,765,493)	($4,567,217)

13

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

		Assets	Liabilities
		Derivatives Fair	Derivatives Fair
Risk	Financial Instruments Location	Value	Value
Credit Contracts	Credit default swaps	$107,337	($4,674,554)
Foreign exchange contracts	Foreign forward currency contracts	93,032	(223,316)
Total		$200,369	($4,897,870)

14

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock High Yield Fund.

15

570Q1 8/10
10/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	October 27, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 27, 2010